Intangible assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	R$ 10,277,727
Intangible assets, ending	11,170,089	R$ 10,277,727
Generation Concession Agreement In Service [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	1,530,777	1,759,286
Amortization of quotas - concession and authorization	(228,513)	(228,509)
Capitalizations for intangible in service	894
Intangible assets, ending	1,303,158	1,530,777
Generation Concession Agreement In Progress [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning
ANEEL grant - use of public property	894
Capitalizations for intangible in service	(894)
Intangible assets, ending
Generation Concession Agreement Concession Authoriztion Rights [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	721,838	714,572
Effect of acquisition of control	614,958	23,982
Technical goodwill arising from the business combination	204,443	8,154
Amortization of quotas - concession and authorization	(42,695)	(24,870)
Intangible assets, ending	1,498,544	721,838
Generation Concession Agreement [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	2,252,615	2,473,858
Effect of acquisition of control	614,958	23,982
Technical goodwill arising from the business combination	204,443	8,154
Amortization of quotas - concession and authorization	(271,208)	(253,379)
ANEEL grant - use of public property	894
Intangible assets, ending	R$ 2,801,702	R$ 2,252,615